NOTE 6 - DEBT (Details Narrative) (Annual Report [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annual Report [Member]
Interest Expense	$ 6,797	$ 23,889
Repayment of Debt	$ 494,194